Schedule of Investments
(unaudited)
July 31, 2024
iShares
®
iBonds
®
2028 Term High Yield and Income ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Corporate Bonds
Aerospace & Defense — 2.3%
Bombardier, Inc., 6.00%
,
02/15/28
(a)
....... USD 308 $ 307,466
BWX Technologies, Inc., 4.13%
,
06/30/28
(a)
.. 164 155,974
Spirit AeroSystems, Inc., 4.60%
,
06/15/28 ... 305 288,943
TransDigm, Inc., 6.75%
,
08/15/28
(a)
........ 862 878,957
Triumph Group, Inc., 9.00%
,
03/15/28
(a)
..... 394 415,546
2,046,886
Air Freight & Logistics — 0.2%
Cargo Aircraft Management, Inc., 4.75%
,
02/01/28
(a)(b)
..................... 236 222,003
Automobile Components — 2.2%
Adient Global Holdings Ltd., 7.00%
,
04/15/28
(a)
199 203,453
American Axle & Manufacturing, Inc., 6.88%
,
07/01/28 ....................... 164 163,806
Clarios Global LP, 6.75%
,
05/15/28
(a)
....... 306 311,728
Dana, Inc., 5.63%
,
06/15/28
(b)
........... 160 155,868
Dealer Tire LLC, 8.00%
,
02/01/28
(a)
........ 194 193,388
Tenneco, Inc., 8.00%
,
11/17/28
(a)
......... 780 707,814
ZF North America Capital, Inc., 6.88%
,
04/14/28
(a)
...................... 265 271,923
2,007,980
Automobiles — 0.6%
(a)
Jaguar Land Rover Automotive plc, 5.88%
,
01/15/28 ....................... 217 214,785
PM General Purchaser LLC, 9.50%
,
10/01/28 . 235 241,441
Winnebago Industries, Inc., 6.25%
,
07/15/28 . 123 121,939
578,165
Biotechnology — 0.3%
Grifols SA, 4.75%
,
10/15/28
(a)
........... 290 264,628
Broadline Retail — 0.7%
ANGI Group LLC, 3.88%
,
08/15/28
(a)
....... 204 177,607
Match Group Holdings II LLC, 4.63%
,
06/01/28
(a)
...................... 205 195,496
Nordstrom, Inc., 6.95%
,
03/15/28
(b)
........ 123 125,551
QVC, Inc., 4.38%
,
09/01/28
(b)
............ 207 158,958
657,612
Building Products — 2.2%
AmeriTex HoldCo Intermediate LLC, 10.25%
,
10/15/28
(a)(b)
..................... 217 230,647
Camelot Return Merger Sub, Inc., 8.75%
,
08/01/28
(a)
...................... 292 290,256
CP Atlas Buyer, Inc., 7.00%
,
12/01/28
(a)
..... 207 177,399
Griffon Corp., 5.75%
,
03/01/28 ........... 401 393,220
James Hardie International Finance DAC,
5.00%
,
01/15/28
(a)
................. 165 159,066
New Enterprise Stone & Lime Co., Inc.
(a)
5.25%, 07/15/28 .................. 253 243,032
9.75%, 07/15/28 .................. 99 101,177
Standard Industries, Inc., 4.75%
,
01/15/28
(a)
.. 410 392,893
1,987,690
Capital Markets — 0.6%
(a)
AG Issuer LLC, 6.25%
,
03/01/28 ......... 204 195,658
Coinbase Global, Inc., 3.38%
,
10/01/28 ..... 408 358,934
554,592
Chemicals — 4.1%
Chemours Co. (The), 5.75%
,
11/15/28
(a)(b)
... 323 302,402
Consolidated Energy Finance SA, 5.63%
,
10/15/28
(a)
...................... 215 172,262
Security
Par (000)
Par (000) Value
Chemicals (continued)
CVR Partners LP, 6.13%
,
06/15/28
(a)
....... USD 223 $ 215,959
Element Solutions, Inc., 3.88%
,
09/01/28
(a)
... 330 306,087
HB Fuller Co., 4.25%
,
10/15/28 .......... 119 111,090
Herens Holdco SARL, 4.75%
,
05/15/28
(a)
.... 143 124,117
Illuminate Buyer LLC, 9.00%
,
07/01/28
(a)
.... 191 192,263
INEOS Finance plc, 6.75%
,
05/15/28
(a)
..... 180 180,861
Ingevity Corp., 3.88%
,
11/01/28
(a)
......... 228 208,856
Innophos Holdings, Inc., 9.38%
,
02/15/28
(a)(b)
. 112 96,981
LSB Industries, Inc., 6.25%
,
10/15/28
(a)(b)
.... 205 199,514
Minerals Technologies, Inc., 5.00%
,
07/01/28
(a)
160 154,077
Olympus Water US Holding Corp.
(a)
4.25%, 10/01/28 .................. 350 322,851
9.75%, 11/15/28 .................. 698 742,368
SCIH Salt Holdings, Inc., 4.88%
,
05/01/28
(a)
.. 453 422,138
3,751,826
Commercial Services & Supplies — 3.1%
Allied Universal Holdco LLC
4.63%, 06/01/28
(a)
................. 823 758,831
Aramark Services, Inc., 5.00%
,
02/01/28
(a)
... 474 463,069
Garda World Security Corp., 7.75%
,
02/15/28
(a)
184 189,992
GFL Environmental, Inc.
(a)
4.00%, 08/01/28 .................. 336 315,755
3.50%, 09/01/28
(b)
................. 299 277,690
Interface, Inc., 5.50%
,
12/01/28
(a)(b)
........ 120 116,383
Prime Security Services Borrower LLC, 6.25%
,
01/15/28
(a)(b)
..................... 525 522,950
Williams Scotsman, Inc., 4.63%
,
08/15/28
(a)
.. 204 194,223
2,838,893
Communications Equipment — 0.1%
ViaSat, Inc., 6.50%
,
07/15/28
(a)(b)
......... 164 133,434
Construction & Engineering — 0.9%
Fluor Corp., 4.25%
,
09/15/28 ............ 246 236,549
Pike Corp., 5.50%
,
09/01/28
(a)
........... 298 288,925
Railworks Holdings LP, 8.25%
,
11/15/28
(a)
... 130 132,274
Weekley Homes LLC, 4.88%
,
09/15/28
(a)
.... 156 148,651
806,399
Construction Materials — 0.5%
Smyrna Ready Mix Concrete LLC, 6.00%
,
11/01/28
(a)
...................... 452 447,486
Consumer Finance — 2.2%
Credit Acceptance Corp., 9.25%
,
12/15/28
(a)
.. 244 260,877
Enova International, Inc., 11.25%
,
12/15/28
(a)
. 160 172,577
FirstCash, Inc., 4.63%
,
09/01/28
(a)
........ 195 186,309
goeasy Ltd., 9.25%
,
12/01/28
(a)
.......... 225 241,244
Macquarie Airfinance Holdings Ltd., 8.38%
,
05/01/28
(a)
...................... 197 208,483
Navient Corp., 4.88%
,
03/15/28 .......... 205 191,414
OneMain Finance Corp.
6.63%, 01/15/28
(b)
................. 307 311,340
3.88%, 09/15/28 .................. 242 221,445
PRA Group, Inc., 8.38%
,
02/01/28
(a)
....... 164 166,011
1,959,700
Consumer Staples Distribution & Retail — 1.3%
(a)
Albertsons Cos., Inc.
5.88%, 02/15/28 .................. 300 297,510
6.50%, 02/15/28
(b)
................. 330 334,604
C&S Group Enterprises LLC, 5.00%
,
12/15/28 165 122,916
United Natural Foods, Inc., 6.75%
,
10/15/28
(b)
205 187,195

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
iBonds
®
2028 Term High Yield and Income ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Consumer Staples Distribution & Retail (continued)
US Foods, Inc., 6.88%
,
09/15/28 ......... USD 237 $ 243,486
1,185,711
Containers & Packaging — 2.8%
Ardagh Metal Packaging Finance USA LLC,
3.25%
,
09/01/28
(a)
................. 245 218,224
Ball Corp., 6.88%
,
03/15/28 ............. 296 304,114
Cascades, Inc., 5.38%
,
01/15/28
(a)
........ 183 177,547
Graham Packaging Co., Inc., 7.13%
,
08/15/28
(a)
207 201,591
Graphic Packaging International LLC, 3.50%
,
03/15/28
(a)
...................... 185 172,744
Intelligent Packaging Ltd. Finco, Inc., 6.00%
,
09/15/28
(a)
...................... 273 268,536
Iris Holding, Inc., 10.00%
,
12/15/28
(a)
...... 165 140,250
LABL, Inc.
(a)
5.88%, 11/01/28 .................. 205 189,331
9.50%, 11/01/28 .................. 125 126,596
Pactiv Evergreen Group Issuer LLC, 4.38%
,
10/15/28
(a)
...................... 204 191,810
Sealed Air Corp., 6.13%
,
02/01/28
(a)
....... 318 320,702
Silgan Holdings, Inc., 4.13%
,
02/01/28 ..... 235 224,061
2,535,506
Distributors — 0.6%
(a)
American Builders & Contractors Supply Co.,
Inc., 4.00%
,
01/15/28 ............... 295 278,774
Ritchie Bros Holdings, Inc., 6.75%
,
03/15/28 . 225 229,733
508,507
Diversified Consumer Services — 0.3%
Adtalem Global Education, Inc., 5.50%
,
03/01/28
(a)
...................... 166 161,397
Grand Canyon University, 5.13%
,
10/01/28 .. 162 148,396
309,793
Diversified REITs — 0.2%
Necessity Retail REIT, Inc., 4.50%
,
09/30/28
(a)
209 190,273
Diversified Telecommunication Services — 5.6%
Altice France SA, 5.50%
,
01/15/28
(a)
....... 440 321,939
CCO Holdings LLC, 5.00%
,
02/01/28
(a)
..... 1,025 976,212
Consolidated Communications, Inc.
(a)
5.00%, 10/01/28 .................. 165 142,832
6.50%, 10/01/28 .................. 306 276,452
Frontier Communications Holdings LLC, 5.00%
,
05/01/28
(a)(b)
..................... 647 622,614
Frontier Florida LLC, Series E, 6.86%
,
02/01/28 116 117,896
Iliad Holding SASU, 7.00%
,
10/15/28
(a)
..... 400 400,601
Uniti Group LP
(a)
10.50%, 02/15/28 ................. 1,201 1,215,927
4.75%, 04/15/28 .................. 234 202,609
Windstream Escrow LLC, 7.75%
,
08/15/28
(a)
. 575 555,129
Zayo Group Holdings, Inc., 6.13%
,
03/01/28
(a)(b)
441 300,983
5,133,194
Electric Utilities — 1.1%
NRG Energy, Inc., 5.75%
,
01/15/28
(b)
...... 335 333,579
Pattern Energy Operations LP, 4.50%
,
08/15/28
(a)
...................... 285 268,661
PG&E Corp., 5.00%
,
07/01/28 ........... 409 398,970
1,001,210
Electrical Equipment — 0.4%
Vertiv Group Corp., 4.13%
,
11/15/28
(a)
...... 350 331,880
Security
Par (000)
Par (000) Value
Energy Equipment & Services — 2.5%
Archrock Partners LP, 6.25%
,
04/01/28
(a)
.... USD 330 $ 329,474
Bristow Group, Inc., 6.88%
,
03/01/28
(a)
..... 164 163,112
Global Marine, Inc., 7.00%
,
06/01/28 ....... 107 100,760
Nabors Industries Ltd., 7.50%
,
01/15/28
(a)(b)
.. 160 157,051
Nine Energy Service, Inc., 13.00%
,
02/01/28 . 124 98,618
Oceaneering International, Inc., 6.00%
,
02/01/28 ....................... 123 122,557
Transocean Aquila Ltd., 8.00%
,
09/30/28
(a)
... 130 132,922
Transocean Titan Financing Ltd., 8.38%
,
02/01/28
(a)
...................... 207 215,280
Venture Global LNG, Inc., 8.13%
,
06/01/28
(a)
. 913 950,118
2,269,892
Entertainment — 0.6%
(a)(b)
Cinemark USA, Inc., 5.25%
,
07/15/28 ...... 332 321,230
Live Nation Entertainment, Inc., 3.75%
,
01/15/28 ....................... 207 195,142
516,372
Financial Services — 2.6%
(a)
Benteler International AG, 10.50%
,
05/15/28 . 230 245,549
Burford Capital Global Finance LLC, 6.25%
,
04/15/28 ....................... 165 160,774
Freedom Mortgage Corp., 12.00%
,
10/01/28 . 329 354,059
GGAM Finance Ltd., 8.00%
,
06/15/28 ...... 242 256,399
Jefferies Finance LLC, 5.00%
,
08/15/28 ..... 437 406,112
LD Holdings Group LLC, 6.13%
,
04/01/28 ... 207 164,241
Midcap Financial Issuer Trust, 6.50%
,
05/01/28 437 421,942
Nationstar Mortgage Holdings, Inc., 5.50%
,
08/15/28 ....................... 349 338,863
2,347,939
Food Products — 1.4%
B&G Foods, Inc., 8.00%
,
09/15/28
(a)
....... 339 345,901
Chobani LLC, 4.63%
,
11/15/28
(a)
......... 165 157,352
Lamb Weston Holdings, Inc., 4.88%
,
05/15/28
(a)
194 188,222
Post Holdings, Inc., 5.63%
,
01/15/28
(a)
...... 385 381,137
TreeHouse Foods, Inc., 4.00%
,
09/01/28 .... 205 185,227
1,257,839
Gas Utilities — 0.5%
(a)
AmeriGas Partners LP, 9.38%
,
06/01/28 .... 195 204,265
Howard Midstream Energy Partners LLC,
8.88%
,
07/15/28 .................. 226 240,317
444,582
Ground Transportation — 0.5%
(a)
Avis Budget Car Rental LLC, 4.75%
,
04/01/28
(b)
207 190,674
Uber Technologies, Inc., 6.25%
,
01/15/28 ... 229 231,037
421,711
Health Care Equipment & Supplies — 1.9%
(a)
AdaptHealth LLC, 6.13%
,
08/01/28
(b)
....... 163 159,207
Avantor Funding, Inc., 4.63%
,
07/15/28 ..... 647 623,391
Bausch + Lomb Corp., 8.38%
,
10/01/28 ..... 576 591,593
Hologic, Inc., 4.63%
,
02/01/28 ........... 164 158,854
Teleflex, Inc., 4.25%
,
06/01/28 ........... 227 215,800
1,748,845
Health Care Providers & Services — 3.1%
Acadia Healthcare Co., Inc., 5.50%
,
07/01/28
(a)
187 183,250
Encompass Health Corp., 4.50%
,
02/01/28 .. 331 320,104
Heartland Dental LLC, 10.50%
,
04/30/28
(a)
... 300 319,643
Molina Healthcare, Inc., 4.38%
,
06/15/28
(a)
... 330 314,645
MPH Acquisition Holdings LLC, 5.50%
,
09/01/28
(a)
...................... 433 338,553

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
iBonds
®
2028 Term High Yield and Income ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
Tenet Healthcare Corp.
4.63%, 06/15/28 .................. USD 244 $ 234,986
6.13%, 10/01/28
(b)
................. 1,024 1,026,538
Toledo Hospital (The), Series B, 5.33%
,
11/15/28 ........................ 126 122,031
2,859,750
Health Care REITs — 0.2%
CTR Partnership LP, 3.88%
,
06/30/28
(a)
..... 156 145,966
Hotel & Resort REITs — 0.7%
Park Intermediate Holdings LLC, 5.88%
,
10/01/28
(a)
...................... 298 295,309
RHP Hotel Properties LP, 7.25%
,
07/15/28
(a)
.. 164 169,406
Service Properties Trust, 3.95%
,
01/15/28 ... 165 141,858
606,573
Hotels, Restaurants & Leisure — 8.5%
1011778 BC ULC
(a)
3.88%, 01/15/28 .................. 645 606,571
4.38%, 01/15/28
(b)
................. 308 293,042
Carnival Corp., 4.00%
,
08/01/28
(a)
......... 990 936,702
Carnival Holdings Bermuda Ltd., 10.38%
,
05/01/28
(a)
...................... 840 908,182
Cedar Fair LP, 6.50%
,
10/01/28 .......... 130 130,830
Churchill Downs, Inc., 4.75%
,
01/15/28
(a)
.... 304 293,485
Full House Resorts, Inc., 8.25%
,
02/15/28
(a)(b)
. 181 178,108
GPS Hospitality Holding Co. LLC, 7.00%
,
08/15/28
(a)
...................... 165 119,757
Hilton Domestic Operating Co., Inc., 5.75%
,
05/01/28
(a)
...................... 205 204,789
Light & Wonder International, Inc., 7.00%
,
05/15/28
(a)
...................... 275 276,938
Lindblad Expeditions Holdings, Inc., 9.00%
,
05/15/28
(a)
...................... 115 119,556
Marriott Ownership Resorts, Inc., 4.75%
,
01/15/28 ....................... 144 137,323
Melco Resorts Finance Ltd., 5.75%
,
07/21/28
(a)
352 330,760
MGM Resorts International, 4.75%
,
10/15/28
(b)
301 289,333
NCL Corp. Ltd., 8.38%
,
02/01/28
(a)
........ 245 257,941
NCL Finance Ltd., 6.13%
,
03/15/28
(a)(b)
..... 215 215,067
Royal Caribbean Cruises Ltd.
3.70%, 03/15/28 .................. 197 185,512
5.50%, 04/01/28
(a)
................. 630 627,608
Station Casinos LLC, 4.50%
,
02/15/28
(a)
.... 280 265,971
Studio City Finance Ltd., 6.50%
,
01/15/28
(a)
.. 205 196,180
TKC Holdings, Inc., 6.88%
,
05/15/28
(a)
...... 168 163,429
VOC Escrow Ltd., 5.00%
,
02/15/28
(a)
....... 307 299,526
Wyndham Hotels & Resorts, Inc., 4.38%
,
08/15/28
(a)
...................... 195 184,034
Wynn Macau Ltd., 5.63%
,
08/26/28
(a)
...... 568 537,781
7,758,425
Household Durables — 1.7%
Adams Homes, Inc., 9.25%
,
10/15/28
(a)
..... 165 171,217
Ashton Woods USA LLC, 6.63%
,
01/15/28
(a)
.. 100 100,456
Dream Finders Homes, Inc., 8.25%
,
08/15/28
(a)
120 124,380
Five Point Operating Co. LP, 10.50%
,
01/15/28
(a)(c)
..................... 215 220,954
Installed Building Products, Inc., 5.75%
,
02/01/28
(a)
...................... 120 118,248
LGI Homes, Inc., 8.75%
,
12/15/28
(a)
....... 164 174,189
M/I Homes, Inc., 4.95%
,
02/01/28 ......... 155 151,092
Shea Homes LP, 4.75%
,
02/15/28 ........ 177 169,628
Security
Par (000)
Par (000) Value
Household Durables (continued)
Taylor Morrison Communities, Inc., 5.75%
,
01/15/28
(a)
...................... USD 194 $ 194,168
TRI Pointe Homes, Inc., 5.70%
,
06/15/28 .... 140 139,778
1,564,110
Household Products — 0.4%
Central Garden & Pet Co., 5.13%
,
02/01/28
(b)
. 110 107,123
Energizer Holdings, Inc., 4.75%
,
06/15/28
(a)
.. 233 221,058
328,181
Independent Power and Renewable Electricity Producers
— 1.8%
(a)
Atlantica Sustainable Infrastructure plc, 4.13%
,
06/15/28 ....................... 165 163,385
Calpine Corp.
4.50%, 02/15/28 .................. 550 527,111
5.13%, 03/15/28 .................. 591 572,391
Clearway Energy Operating LLC, 4.75%
,
03/15/28 ....................... 349 335,201
1,598,088
Insurance — 0.8%
(a)
Alliant Holdings Intermediate LLC, 6.75%
,
04/15/28 ....................... 515 517,659
Sagicor Financial Co. Ltd., 5.30%
,
05/13/28 .. 220 211,352
729,011
Interactive Media & Services — 0.2%
Cars.com, Inc., 6.38%
,
11/01/28
(a)
......... 164 161,260
IT Services — 1.7%
(a)
Acuris Finance US, Inc., 5.00%
,
05/01/28 ... 140 124,524
Ahead DB Holdings LLC, 6.63%
,
05/01/28 ... 160 152,234
Arches Buyer, Inc.
4.25%, 06/01/28 .................. 387 345,059
6.13%, 12/01/28 .................. 207 171,804
ASGN, Inc., 4.63%
,
05/15/28 ............ 226 216,892
Cablevision Lightpath LLC, 5.63%
,
09/15/28 .. 170 144,243
Newfold Digital Holdings Group, Inc., 11.75%
,
10/15/28
(b)
...................... 209 211,037
Virtusa Corp., 7.13%
,
12/15/28 .......... 142 134,729
1,500,522
Leisure Products — 0.2%
Acushnet Co., 7.38%
,
10/15/28
(a)
......... 140 146,023
Life Sciences Tools & Services — 0.2%
Charles River Laboratories International, Inc.,
4.25%
,
05/01/28
(a)
................. 195 185,978
Machinery — 2.2%
ATS Corp., 4.13%
,
12/15/28
(a)(b)
.......... 135 125,003
Calderys Financing LLC, 11.25%
,
06/01/28
(a)
. 226 241,941
GrafTech Finance, Inc., 4.63%
,
12/15/28
(a)
... 202 141,729
GrafTech Global Enterprises, Inc., 9.88%
,
12/15/28
(a)
...................... 181 140,492
Madison IAQ LLC, 4.13%
,
06/30/28
(a)
...... 280 261,530
Maxim Crane Works Holdings Capital LLC,
11.50%
,
09/01/28
(a)
................ 206 212,556
Titan International, Inc., 7.00%
,
04/30/28 .... 166 160,993
TK Elevator Holdco GmbH, 7.63%
,
07/15/28
(a)
165 164,699
Trinity Industries, Inc., 7.75%
,
07/15/28
(a)
.... 240 250,274
Wabash National Corp., 4.50%
,
10/15/28
(a)
... 165 150,396
Werner FinCo. LP, 11.50%
,
06/15/28
(a)
...... 164 178,112
2,027,725

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
iBonds
®
2028 Term High Yield and Income ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Marine Transportation — 0.1%
Danaos Corp., 8.50%
,
03/01/28
(a)
......... USD 104 $ 107,120
Media — 7.9%
Advantage Sales & Marketing, Inc., 6.50%
,
11/15/28
(a)
...................... 316 289,810
Altice Financing SA, 5.00%
,
01/15/28
(a)
..... 495 395,899
Block Communications, Inc., 4.88%
,
03/01/28
(a)
(b)
............................ 123 112,327
Clear Channel Outdoor Holdings, Inc.
(a)
7.75%, 04/15/28 .................. 411 363,222
9.00%, 09/15/28
(b)
................. 324 344,294
CSC Holdings LLC
(a)
5.38%, 02/01/28 .................. 410 325,152
11.25%, 05/15/28 ................. 410 371,018
DISH DBS Corp., 5.75%
,
12/01/28
(a)
....... 973 715,487
EquipmentShare.com, Inc., 9.00%
,
05/15/28
(a)
425 437,839
GCI LLC, 4.75%
,
10/15/28
(a)
............ 244 226,308
Lamar Media Corp., 3.75%
,
02/15/28 ...... 262 246,880
McGraw-Hill Education, Inc., 5.75%
,
08/01/28
(a)
355 341,644
Nexstar Media, Inc., 4.75%
,
11/01/28
(a)
..... 409 375,953
Sirius XM Radio, Inc., 4.00%
,
07/15/28
(a)
.... 825 757,169
Sunrise HoldCo IV BV, 5.50%
,
01/15/28
(a)
... 175 171,010
TEGNA, Inc., 4.63%
,
03/15/28 ........... 409 377,539
Telenet Finance Luxembourg Notes SARL,
5.50%
,
03/01/28
(a)
................. 400 382,429
Univision Communications, Inc., 8.00%
,
08/15/28
(a)
...................... 591 594,205
Urban One, Inc., 7.38%
,
02/01/28
(a)
....... 265 202,344
Virgin Media Vendor Financing Notes IV DAC,
5.00%
,
07/15/28
(a)
................. 205 191,687
7,222,216
Metals & Mining — 1.6%
Alcoa Nederland Holding BV, 6.13%
,
05/15/28
(a)
195 195,280
Carpenter Technology Corp., 6.38%
,
07/15/28 155 155,775
Century Aluminum Co., 7.50%
,
04/01/28
(a)
... 100 101,384
Constellium SE, 5.63%
,
06/15/28
(a)
........ 140 138,247
Hecla Mining Co., 7.25%
,
02/15/28 ........ 195 196,711
Infrabuild Australia Pty. Ltd., 14.50%
,
11/15/28
(a)
25 25,816
Kaiser Aluminum Corp., 4.63%
,
03/01/28
(a)
... 205 192,397
Mineral Resources Ltd., 9.25%
,
10/01/28
(a)
... 450 477,691
1,483,301
Office REITs — 0.3%
Brandywine Operating Partnership LP, 8.05%
,
03/15/28
(b)(c)
..................... 140 147,427
Hudson Pacific Properties LP, 5.95%
,
02/15/28 145 130,842
278,269
Oil, Gas & Consumable Fuels — 7.7%
Antero Midstream Partners LP, 5.75%
,
01/15/28
(a)
...................... 265 263,339
Buckeye Partners LP, 4.50%
,
03/01/28
(a)
.... 204 194,632
Calumet Specialty Products Partners LP, 9.75%
,
07/15/28
(a)(b)
..................... 128 117,372
Civitas Resources, Inc., 8.38%
,
07/01/28
(a)
... 585 615,289
Crescent Energy Finance LLC, 9.25%
,
02/15/28
(a)
...................... 411 434,019
CVR Energy, Inc., 5.75%
,
02/15/28
(a)
....... 165 155,849
Delek Logistics Partners LP, 7.13%
,
06/01/28
(a)
166 165,207
Encino Acquisition Partners Holdings LLC,
8.50%
,
05/01/28
(a)
................. 280 287,046
Endeavor Energy Resources LP, 5.75%
,
01/30/28
(a)
...................... 403 406,842
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
EQM Midstream Partners LP, 5.50%
,
07/15/28 USD 362 $ 360,162
Genesis Energy LP, 7.75%
,
02/01/28 ...... 279 283,301
Harvest Midstream I LP, 7.50%
,
09/01/28
(a)(b)
. 334 341,755
Hess Midstream Operations LP, 5.13%
,
06/15/28
(a)
...................... 227 221,278
Hilcorp Energy I LP, 6.25%
,
11/01/28
(a)
..... 234 233,981
Kinetik Holdings LP, 6.63%
,
12/15/28
(a)
..... 327 333,710
Martin Midstream Partners LP, 11.50%
,
02/15/28
(a)
...................... 164 179,590
Matador Resources Co., 6.88%
,
04/15/28
(a)
.. 202 205,909
Murphy Oil Corp., 6.38%
,
07/15/28 ........ 153 154,071
Northern Oil & Gas, Inc., 8.13%
,
03/01/28
(a)
.. 300 305,981
PBF Holding Co. LLC, 6.00%
,
02/15/28 ..... 329 322,929
Sitio Royalties Operating Partnership LP,
7.88%
,
11/01/28
(a)
................. 234 244,752
SM Energy Co., 6.50%
,
07/15/28 ......... 164 163,758
Southwestern Energy Co., 8.38%
,
09/15/28 .. 125 128,975
Sunoco LP
5.88%, 03/15/28 .................. 159 158,366
7.00%, 09/15/28
(a)
................. 205 210,924
Tallgrass Energy Partners LP, 5.50%
,
01/15/28
(a)
...................... 299 288,388
TerraForm Power Operating LLC, 5.00%
,
01/31/28
(a)
...................... 279 269,033
7,046,458
Paper & Forest Products — 0.5%
(a)
Ahlstrom Holding 3 Oy, 4.88%
,
02/04/28 .... 123 115,743
Clearwater Paper Corp., 4.75%
,
08/15/28 ... 110 103,922
Domtar Corp., 6.75%
,
10/01/28 .......... 262 238,414
458,079
Passenger Airlines — 1.1%
American Airlines, Inc., 7.25%
,
02/15/28
(a)
... 306 305,729
Avianca Midco 2 plc, 9.00%
,
12/01/28
(a)
..... 445 435,541
Delta Air Lines, Inc., 4.38%
,
04/19/28
(b)
..... 119 114,891
VistaJet Malta Finance plc, 9.50%
,
06/01/28
(a)(b)
207 185,586
1,041,747
Personal Care Products — 0.5%
(a)
Edgewell Personal Care Co., 5.50%
,
06/01/28 324 317,763
Prestige Brands, Inc., 5.13%
,
01/15/28 ..... 165 161,342
479,105
Pharmaceuticals — 3.1%
Bausch Health Cos., Inc.
(a)
4.88%, 06/01/28 .................. 652 501,868
11.00%, 09/30/28 ................. 695 649,700
Cheplapharm Arzneimittel GmbH, 5.50%
,
01/15/28
(a)
...................... 204 191,185
Elanco Animal Health, Inc., 6.65%
,
08/28/28
(b)(c)
299 304,635
Mallinckrodt International Finance SA, 14.75%
,
11/14/28
(a)(b)
..................... 310 337,710
Organon & Co., 4.13%
,
04/30/28
(a)
........ 860 807,949
2,793,047
Professional Services — 0.6%
(a)
CoreLogic, Inc., 4.50%
,
05/01/28 ......... 307 283,290
KBR, Inc., 4.75%
,
09/30/28 ............. 99 94,118
Science Applications International Corp., 4.88%
,
04/01/28 ....................... 171 165,354
542,762

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
iBonds
®
2028 Term High Yield and Income ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Real Estate Management & Development — 0.8%
(a)
Cushman & Wakefield US Borrower LLC,
6.75%
,
05/15/28 .................. USD 267 $ 267,580
Forestar Group, Inc., 5.00%
,
03/01/28 ...... 123 118,493
Howard Hughes Corp. (The), 5.38%
,
08/01/28 309 300,228
686,301
Semiconductors & Semiconductor Equipment — 0.5%
(a)
Entegris, Inc., 4.38%
,
04/15/28
(b)
......... 164 155,711
ON Semiconductor Corp., 3.88%
,
09/01/28 .. 289 270,072
425,783
Software — 3.1%
(a)
Alteryx, Inc., 8.75%
,
03/15/28 ........... 180 184,959
Clarivate Science Holdings Corp., 3.88%
,
07/01/28 ....................... 380 356,640
Consensus Cloud Solutions, Inc., 6.50%
,
10/15/28
(b)
...................... 175 168,670
Fair Isaac Corp., 4.00%
,
06/15/28 ......... 370 348,293
GoTo Group, Inc., 5.50%
,
05/01/28 ........ 148 116,002
Helios Software Holdings, Inc., 4.63%
,
05/01/28 140 127,757
ION Trading Technologies SARL, 5.75%
,
05/15/28 ....................... 192 178,621
MicroStrategy, Inc., 6.13%
,
06/15/28 ....... 205 202,678
NCR Voyix Corp., 5.00%
,
10/01/28 ........ 268 256,354
Open Text Corp., 3.88%
,
02/15/28 ........ 405 378,433
PTC, Inc., 4.00%
,
02/15/28 ............. 194 183,863
Rocket Software, Inc., 9.00%
,
11/28/28 ..... 330 339,785
2,842,055
Specialized REITs — 0.6%
Iron Mountain, Inc.
(a)
5.25%, 03/15/28 .................. 341 334,002
5.00%, 07/15/28
(b)
................. 205 198,651
532,653
Specialty Retail — 2.8%
Advance Auto Parts, Inc., 5.95%
,
03/09/28 ... 119 119,752
Asbury Automotive Group, Inc., 4.50%
,
03/01/28 ....................... 166 158,744
Bath & Body Works, Inc., 5.25%
,
02/01/28 ... 194 190,209
eG Global Finance plc, 12.00%
,
11/30/28
(a)
.. 447 479,193
Evergreen Acqco 1 LP, 9.75%
,
04/26/28
(a)
... 183 193,017
Group 1 Automotive, Inc., 4.00%
,
08/15/28
(a)
. 324 301,996
Ken Garff Automotive LLC, 4.88%
,
09/15/28
(a)
159 150,713
Michaels Cos., Inc. (The), 5.25%
,
05/01/28
(a)
. 349 258,227
PetSmart, Inc., 4.75%
,
02/15/28
(a)
......... 517 485,675
White Cap Buyer LLC, 6.88%
,
10/15/28
(a)
... 250 247,449
2,584,975
Technology Hardware, Storage & Peripherals — 0.3%
Xerox Holdings Corp., 5.50%
,
08/15/28
(a)
.... 307 261,064
Trading Companies & Distributors — 2.3%
Fortress Transportation & Infrastructure
Investors LLC, 5.50%
,
05/01/28
(a)
....... 433 424,582
H&E Equipment Services, Inc., 3.88%
,
12/15/28
(a)
...................... 511 467,001
United Rentals North America, Inc., 4.88%
,
01/15/28 ....................... 693 678,229
WESCO Distribution, Inc., 7.25%
,
06/15/28
(a)
. 544 557,800
2,127,612
Total Long-Term Investments — 97.8%
(Cost: $87,483,469) ............................... 88,984,707
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 9.8%
(d)(e)
BlackRock Cash Funds: Institutional, SL Agency
Shares, 5.45%
(f)
.................. 8,093,017 $ 8,096,254
BlackRock Cash Funds: Treasury, SL Agency
Shares, 5.29% ................... 756,318 756,318
Total Short-Term Securities — 9.8%
(Cost: $8,851,325) ............................... 8,852,572
Total Investments — 107.6%
(Cost: $96,334,794 ) ............................... 97,837,279
Liabilities in Excess of Other Assets — (7.6)% ............. (6,868,903)
Net Assets — 100.0% ...............................
$ 90,968,376
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
All or a portion of this security is on loan.
(c)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease
(step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
iBonds
®
2028 Term High Yield and Income ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliated Issuer
Value at
10/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/24
Shares
Held at
07/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 1,908,199 $ 6,189,048
(a)
$ — $ (1,454) $ 461 $ 8,096,254 8,093,017 $ 23,214
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 40,000 716,318
(a)
— — — 756,318 756,318 22,984 —
$ (1,454) $ 461 $ 8,852,572 $ 46,198 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Corporate Bonds ......................................... $ — $ 88,984,707 $ — $ 88,984,707
Short-Term Securities
Money Market Funds ...................................... 8,852,572 — — 8,852,572
$ 8,852,572 $ 88,984,707 $ — $ 97,837,279

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
iBonds
®
2028 Term High Yield and Income ETF

Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
DAC Designated Activity Company
REIT Real Estate Investment Trust